Note 7 - Restructuring and Other Non-recurring Costs	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of restructuring costs [text block]
7.	Restructuring and other non-recurring costs

	Year Ended	Three Months Ended	Year Ended March 31
(US dollars in thousands)	June 30 2020	June 30 2019	2019	2018
Corporate restructuring – workforce reduction	163	-	102	734
Corporate restructuring – litigation provision	1,104	-	-	-
Corporate restructuring – professional fees	1,031	518	1,776	566
Project review and investigation costs	1,112	7	139	573
Total	3,410	525	2,017	1,873

Restructuring and other non-recurring costs by nature are
one
-time incurrences, and therefore, do
not
represent normal trading activities of the business. These costs are disclosed separately in order to draw them to the attention of the reader of the financial information and enable comparability in future periods.

During a prior fiscal period, the Board undertook a strategic restructuring of the business to align operations, personnel, and business development activities to focus on a fewer number of areas of activity. Associated with this restructuring was the departure of a number of employees and contractors from the business. The workforce reduction cost represents the total salary, benefit, severance, and contract costs paid in the year or accruing to these individuals in the future for which no
services will be rendered to the Company. Professional fees represent legal fees incurred to resolve certain disputes related to some of these separations in both the current and prior year. Terminated and restructured projects are the costs incurred related to solar business development activities in Asia for which the decision was made not
to proceed for economic reasons, and costs of detailed review and investigation for the ISS Joint Venture portfolio in the U.S.